Label	Element	Value
Ultra Short Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ultra Short Government Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 138% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	138.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses. Effective July 31, 2021, the Fund’s administrative services fees were revised.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year. The example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities and repurchase agreements on such securities. The balance of the Fund’s assets may be invested in U.S. dollar-denominated investment grade debt securities, including corporate debt securities, mortgage-backed securities and asset backed securities. We consider investment grade to mean rated at least BBB- by one or more nationally recognized credit ratings firms. The Fund may invest in securities that are unrated if we determine that such securities are of investment grade quality. The Fund may also invest in government money market funds or exchange traded funds which invest substantially all of their assets in U.S. government securities.

The Fund may invest in debt securities of all maturities, but expects to limit its average effective duration to one year or less. The average effective duration of the Fund’s portfolio as of June 30, 2021 was 0.4 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund’s overall portfolio (or an individual debt security), the more sensitive its market price will be to changes in interest rates. For example, if interest rates increase by 1%, the market price of a debt security with a duration of 1 year will generally decrease by approximately 1%. Conversely, a 1% decline in interest rates will generally result in an increase of approximately 1% of that security’s market price.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

·	Market Risk As with any mutual fund, investment return and principal value will fluctuate, depending on general market conditions and other factors. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. You may lose money if you invest in the Fund.

·	Active Management Risk The investment adviser’s judgment about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform other funds with similar objectives or investment strategies, if the Fund’s overall investment selections or strategies fail to produce the intended results.

·	Interest Rate Risk Debt securities are subject to interest rate risk because the prices of debt securities tend to move in the opposite direction of interest rates. When interest rates rise, debt securities prices fall. When interest rates fall, debt securities prices rise. Changing interest rates may have sudden and unpredictable effects in the markets and on the Fund’s investments. In general, debt securities with longer matures are more sensitive to changes in interest rates.

·	Credit Risk The risk that the issuer of a debt security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to fall. In general, lower-rated debt securities may have greater credit risk than investment grade securities.

·	Call Risk Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date. Call risk is the risk, especially during periods of falling interest rates, that an issuer will call or repay a debt security before its maturity date, likely causing the Fund to reinvest the proceeds at a lower interest rate, and thereby decreasing the Fund’s income.

·	Debt Securities Liquidity Risk Debt securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market's perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Fund may be unable to sell illiquid securities on short notice or only at a price below current value.

·	Mortgage-Backed (and Other Asset-Backed) Securities Risk Mortgage-backed securities (and other asset-backed securities) are generally structured for the securities holders to receive periodic payments as the securities issuer receives payments of principal and/or interest on the mortgages (or loans) in an underlying asset pool. Sometimes these securities are issued in separate tranches, which can mean the securities holders of one tranche receive payment in full before the securities holders of another tranche receive payments. Also sometimes credit support is provided for these securities, which can mean the securities issuer, an affiliated party or a third party provides additional assets, or makes additional promises, with respect to payment to the securities holders. Risks to the securities holders can include (i) the underlying asset pool may not pay as expected (which could mean sooner or later than expected), (ii) the securities issuer may have insufficient cash to make payment on the securities generally, or on certain tranches of securities and (iii) the credit support may be insufficient to make payment on the securities.

·	Government-Sponsored Enterprises Risk Obligations of U.S. Government agencies and authorities (such as Fannie Mae and Freddie Mac) are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of obligations of U.S. Government agencies and authorities may be affected by changes in the credit rating of the U.S. Government.

·	Failure to Meet Investment Objective There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of a broad-based securities market index. The ICE BofAML 6-Month Treasury Bill Index, the Fund’s primary comparative index, is generally representative of the market for U.S. Treasury Bills. All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and/or reimbursements. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes. Effective December 16, 2016, the Fund revised its principal investment strategies and policies to permit the Fund to invest in a diversified portfolio of short-term debt securities and to have a fluctuating net asset value. Prior to December 16, 2016, the Fund operated as a “government money market fund” as defined under Rule 2a-7 of the Investment Company Act of 1940 and maintained a stable net asset value of $1.00 per share. The Fund’s past performance in the bar chart and table for periods prior to December 16, 2016 reflect the Fund’s prior principal investment strategies and policies and may not be indicative of future performance results. Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of a broad-based securities market index. The ICE BofAML 6-Month Treasury Bill Index, the Fund’s primary comparative index, is generally representative of the market for U.S. Treasury Bills.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-304-9745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	weitzinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns—Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return for the Fund’s Institutional Class for the six months ended June 30, 2021 was 0.07%.

BEST AND WORST PERFORMING QUARTERS (during the period shown above)
	Quarter/Year	Total Return
Best quarter	1st quarter 2020	0.75%
Worst quarter	4th quarter 2020	-0.01%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.01%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2020)
Ultra Short Government Fund | ICE BofAML 6-Month Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.81%
Ultra Short Government Fund | Ultra Short Government Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	150
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	290
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 701
Annual Return 2011	rr_AnnualReturn2011	0.03%
Annual Return 2012	rr_AnnualReturn2012	0.03%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.15%
Annual Return 2017	rr_AnnualReturn2017	0.76%
Annual Return 2018	rr_AnnualReturn2018	1.77%
Annual Return 2019	rr_AnnualReturn2019	2.39%
Annual Return 2020	rr_AnnualReturn2020	1.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.01%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.21%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.61%	[3]
Ultra Short Government Fund | Ultra Short Government Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.36%
Ultra Short Government Fund | Ultra Short Government Fund - Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.36%

[1]	Restated to reflect current expenses. Effective July 31, 2021, the Fund’s administrative services fees were revised.
[2]	The investment adviser has agreed in writing to limit the total annual fund operating expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) to 0.20% of the Institutional Class shares’ average daily net assets through July 31, 2022. This agreement may only be terminated by the Board of Trustees of the Fund.
[3]	Returns prior to December 16, 2016 were achieved while the Fund was operated as a government money market fund.